United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-22217

(Investment Company Act File Number)

Federated Core Trust III

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/15

Date of Reporting Period: Quarter ended 06/30/14

Item 1. Schedule of Investments

Federated Project and Trade Finance Core Fund
Portfolio of Investments
June 30, 2014 (unaudited)
Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		ASSET-BACKED SECURITIES—1.1%
		Finance—1.1%
$4,500,000		Sealane 2011-1X, Class A, 14.2233%, 2/12/2016	$4,677,750
352,941		Yapi DPR Finance Co. 2010-1, Class A, 0.8619%, 11/21/2014	344,471
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,859,333)	5,022,221
		CORPORATE BONDS—7.2%
		Banking—2.1%
5,000,000		African Export-Import Bank, 3.875%, 6/4/2018	4,920,000
5,000,000	[1,2]	GTB Finance BV, Series 144A, 6.00%, 11/8/2018	5,012,500
		TOTAL	9,932,500
		Oil & Gas—3.9%
4,000,000		Afren PLC, Series REGS, 11.50%, 2/1/2016	4,485,000
5,000,000		Petrobras Global Finance BV, Floating Rate Note - Sr. Note, 1.8486%, 5/20/2016	5,018,700
8,021,896		QGOG Atlantic & Alaskan Rigs Ltd., Series REGS, 5.25%, 7/30/2018	8,412,963
		TOTAL	17,916,663
		Telecommunications & Cellular—1.2%
5,700,000		America Movil S.A.B. de C.V., Floating Rate Note - Sr. Note, 1.2303%, 9/12/2016	5,771,427
		TOTAL CORPORATE BONDS (IDENTIFIED COST $33,712,347)	33,620,590
		TRADE FINANCE AGREEMENTS—85.7%
		Automotive—1.1%
3,209,573		Volvo Chile, 2.652%, 4/19/2016	3,057,118
2,141,522		Volvo Do Brazil, 2.401%, 12/7/2015	2,101,904
		TOTAL	5,159,022
		Basic Industry - Cement—0.5%
2,500,000		Jambyl Cement, 1.1523%, 7/15/2015	2,477,500
		Basic Industry - Fertilizers/Chemicals—1.2%
500,000		Amaggi, 2.651%, 8/29/2014	499,000
5,000,000		Eurochem II, 2.0272%, 8/22/2018	4,945,000
		TOTAL	5,444,000
		Basic Industry - Metals/Mining Excluding Steel—11.9%
5,000,000		African Mineral Tonkolili, 5.6552%, 4/5/2016	4,927,500
1,855,697		African Minerals, 5.8187%, 10/13/2016	1,839,924
4,461,946		Discovery Copper, 4.0668%, 3/31/2015	2,143,965
7,518,746		EMP II, 6.152%, 12/23/2018	7,507,468
4,973,813		Erdenet, 7.122%, 9/6/2014	3,732,847
4,500,000	[1]	Fortescue Metals Group Ltd., 4.7276%, 8/28/2015	4,502,250
3,829,787		Kazzinc, 2.0307%, 12/31/2015	3,827,872
4,500,000		Mechel Kuzbass III, 5.2306%, 12/8/2016	3,762,000
4,500,000		Mechel Yakutugol III, 5.2306%, 12/8/2016	3,762,000
4,978,478		Noble Group Ltd., 3.655%, 1/17/2018	4,956,075
3,000,000		Russian Copper, 4.152%, 12/4/2018	2,992,500
2,871,429	[1]	Solway, 6.1523%, 5/30/2016	2,874,300
1,400,000		Tenex, 2.4806%, 3/28/2016	1,372,000

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		TRADE FINANCE AGREEMENTS—continued
		Basic Industry - Metals/Mining Excluding Steel—continued
$7,500,000		Vedanta 2018, 2.9018%, 8/31/2018	$7,492,500
		TOTAL	55,693,201
		Basic Industry - Steel Producers/Products—2.6%
1,607,143		Ferrexpo PLC, 2.401%, 8/31/2018	1,609,553
5,892,857	[1]	Ferrexpo PLC, Series 144A, 2.401%, 8/31/2018	5,886,965
1,833,333		Metinvest15, 4.901%, 5/25/2015	1,796,667
739,299		Stemcor Holdings Ltd., USD, 2.25%, 12/31/2015	738,929
228,718		Stemcor Holdings Ltd., GBP, 2.25%, 12/31/2015	391,231
173,022		Stemcor Holdings Ltd., EUR, 2.25%, 12/31/2015	236,801
2,285,283		Stemcor Holdings Ltd., Senior Uplift, 2.9807%, 12/31/2015	1,463,724
160,031		Stemcor Holdings Ltd., Super Senior Uplift, 2.9807%, 12/31/2015	159,951
		TOTAL	12,283,821
		Building & Development—1.1%
5,000,000		Cemex SA, 4.655%, 2/28/2017	4,927,500
		Capital Goods—4.3%
5,700,000		Biman, 5.50%, 2/4/2019	5,714,250
7,500,000		Dogus Otomotiv Servis ve Ticaret AS, 3.2307%, 8/17/2015	7,500,000
5,000,000		TAAG Angola Airlines, 5.50%, 6/9/2020	5,002,500
1,600,000		TAAG II, Floating Rate Note, 5.9846%, 6/27/2016	1,601,600
		TOTAL	19,818,350
		Consumer Non-Cyclical—6.0%
2,761,832	[3,4,5]	Arrocera Covadonga SA de CV, 3.50%, 12/31/2014	0
5,000,000		Bahia Cellulose, 4.0954%, 2/14/2018	5,022,500
3,911,382	[3]	Banacol, 8.154%, 6/15/2015	3,709,945
628,162	[5]	Bossa, 0.000%, 8/16/2014	618,739
1,356,178	[5]	Bossa, 0.000%, 9/17/2014	1,333,123
1,764,706		GVO, 5.151%, 11/2/2015	1,687,942
1,714,286		JBS S.A., 5.65225%, 11/9/2015	1,708,286
6,687,820		PT Delta Merlin, 5.4734%, 10/30/2016	6,624,286
4,545,454		Tiryaki Agro, 4.3209%, 4/15/2019	4,309,091
47,350		Ukrland Farming, 8.6552%, 6/29/2015	46,781
2,700,000		Vicentin, 7.3229%, 11/18/2015	2,667,600
		TOTAL	27,728,293
		Consumer Non-Cyclical/Food-Wholesale—7.0%
1,500,000		Belagricola, 5.2307%, 6/28/2016	1,486,500
5,000,000		Biosev, 4.7268%, 6/25/2015	4,970,000
2,285,714		COCOBOD, 0.8552%, 8/31/2014	2,280,000
4,736,842		CPC International, Inc., 2.9806%, 12/1/2016	4,715,526
1,850,000		Kernel Holding SA, 5.7274%, 3/3/2016	1,857,400
5,000,000		Louis Dreyfus II, 3.1221%, 10/4/2016	4,982,500
5,151,456		Marfrig, 4.1451%, 6/19/2015	4,950,000
5,000,000		Nidera Sementes, 3.8306%, 6/30/2016	4,992,500
2,571,429	[1]	REI Agro Ltd., 6.2234%, 10/31/2014	2,514,857
		TOTAL	32,749,283
		Energy—13.1%
7,966,197		Adani Power Ltd., 3.5307%, 6/30/2018	7,484,242
3,000,000		Bangladesh Petro, 2.829%, 7/15/2014	2,998,500

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		TRADE FINANCE AGREEMENTS—continued
		Energy—continued
$1,428,571		BB Energy II, 2.1495%, 6/24/2015	$1,427,857
2,291,667		Canbaikal Resources, 5.6515%, 4/10/2016	2,291,667
226,463		Egpc Pel V Tr A, 3.4807%, 3/31/2015	219,896
2,895,441		Gunvor Group, 3.6552%, 11/30/2016	2,853,457
8,000,000		Pardaliservices S.A., 4.6585%, 7/26/2018	8,032,000
5,000,000		Puma Energy, 2.65%, 5/19/2017	4,992,500
9,000,000		Rompetrol, 3.7776%, 2/28/2017	8,964,000
5,000,000		Samir Energy II, 3.46%, 12/31/2015	4,997,500
7,500,000		Socar & Turcas Petrokimya AS, Floating Rate Note, 2.8279%, 8/11/2016	7,449,000
159,774		Sonangol 2014, 1.1552%, 7/31/2014	158,416
5,637,106		Sonangol III, 3.6552%, 7/31/2017	5,530,001
270,833	[3]	SV Oil & Natural Gas Ltd., 4.154%, 12/31/2014	269,208
3,571,429		TNK-BP Finance SA, 1.5294%, 8/23/2015	3,510,714
		TOTAL	61,178,958
		Energy - Refining—4.5%
7,500,000		Dangote, 4.8268%, 9/4/2020	7,455,000
5,000,000		Hellenic Petroleum S.A., 1.00%, 7/21/2014	4,987,000
3,428,571		Petron Corp., 2.5552%, 9/30/2016	3,389,143
5,000,000		Preem Sweden II, 1.000%, 7/14/2014	4,987,500
		TOTAL	20,818,643
		Energy/Exploration and Production—14.2%
2,749,775		Enerji Tupras, 3.0307%, 6/30/2015	2,751,150
5,000,000		Gazpromneft II, 1.8305%, 9/1/2016	4,932,500
9,000,000		Kazmunaigas, 2.254%, 7/15/2016	8,950,500
784,269		Mauriel Promme, 2.2326%, 12/23/2018	718,783
8,662,500		Navigat Energy II, 5.727%, 12/2/2018	8,588,869
7,000,000		Neconde, 8.2346%, 12/27/2018	6,919,500
7,061,918		Nigerian Petro, 3.9806%, 6/15/2019	6,987,767
4,171,428		Petrochad Ltd., 6.481%, 3/31/2015	4,173,514
5,887,963		PT CKP, 4.401%, 1/2/2017	5,846,747
3,296,154		Ptmitraperk, 6.1552%, 11/30/2015	3,258,248
4,615,384		Rosneft Oil III, 2.6279%, 4/24/2017	4,573,846
3,251,723		Tatneft, 3.57925%, 6/28/2015	3,279,363
5,000,000	[5]	Ypf S.A., 5.50%, 7/30/2014	5,000,000
		TOTAL	65,980,787
		Finance—3.0%
5,000,000		International Bank of Azerbaijan, 3.5828%, 1/16/2015	4,975,000
9,000,000		LFC TGB, 1.7286%, 7/22/2014	8,982,000
		TOTAL	13,957,000
		Finance/Banks/Brokers—7.9%
3,500,000		AccessBank, 3.4807%, 3/14/2015	3,482,490
5,000,000		Africa Fin Corp., 3.151%, 12/1/2015	5,000,000
3,000,000		Ardshininvest, 4.8298%, 3/11/2015	3,007,500
5,000,000		Denizbank AS, 0.30%, 11/20/2014	6,808,846
3,000,000		Finansbank AS, 0.60%, 11/27/2014	4,095,577
5,000,000		Turkey Garanti Bank, 3.1969%, 5/3/2016	5,027,500
4,615,385		Veb, 3.596%, 1/31/2020	4,624,615

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		TRADE FINANCE AGREEMENTS—continued
		Finance/Banks/Brokers—continued
$5,000,000		Zenith Bank Ltd., 3.4806%, 12/5/2016	$4,967,500
		TOTAL	37,014,028
		Regional Manufacturing - Agricultural Services—0.3%
1,546,463		ETG, 3.1552%, 3/31/2015	1,544,143
		Services/Railroads—1.8%
6,020,000		Azeri RR, 5.30025%, 1/25/2018	5,926,690
2,305,085		Eastcomtrans, Floating Rate Note, 6.1535%, 4/1/2016	2,278,576
		TOTAL	8,205,266
		Telecommunications & Cellular—3.7%
1,143,000		Digicel Ltd., 3.7307%, 3/31/2015	1,143,572
1,452,381		MCS Holdings LLC, 6.152%, 11/23/2015	1,434,952
2,628,118		MCS Holdings LLC, 7.652%, 11/24/2017	2,591,324
5,000,000		MNC Sky Vision, 4.4806%, 12/11/2016	4,917,500
7,125,000		Solusi Tunas PRA, 4.2326%, 3/22/2018	7,096,500
		TOTAL	17,183,848
		Utility/Electricity Generation—1.5%
7,000,000	[1]	MOF Angola, 5.7286%, 2/16/2018	6,912,500
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $407,831,781)	399,076,143
		FOREIGN GOVERNMENTS/AGENCIES—1.3%
		Sovereign—1.3%
1,750,000	[1,2]	Kenya, Government of, 6.875%, 6/24/2024	1,820,000
4,000,000		Tanzania, United Republic of, 6.332%, 3/9/2020	4,260,000
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $5,846,626)	6,080,000
		INVESTMENT COMPANY—3.9%
17,868,305	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	17,868,305
		TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $470,118,392)[8]	461,667,259
		OTHER ASSETS AND LIABILITIES - NET—0.8%[9]	3,702,599
		TOTAL NET ASSETS—100%	$465,369,858

At June 30, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
7/25/2014	17,500 EUR	$23,741	$223
7/25/2014	4,058 EUR	$5,522	$35
7/25/2014	6,043 GBP	$10,262	$79
Contracts Sold:
7/25/2014	205,066 EUR	$279,460	$(1,362)
11/26/2014	4,974,200 EUR	$6,769,678	$(45,409)
12/2/2014	2,983,500 EUR	$4,066,337	$(21,421)
7/25/2014	205,751 GBP	$344,723	$(7,336)
7/25/2014	17,000 GBP	$28,555	$(533)
7/25/2014	11,400 GBP	$19,313	$(193)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(75,917)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $19,929 and $1,765, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2014, these restricted securities amounted to $29,523,372, which represented 6.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2014, these liquid restricted securities amounted to $6,832,500, which represented 1.5% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Ferrexpo PLC, Series 144A, 2.401%, 8/31/2018	8/6/2013 – 9/30/2013	$5,893,422	$5,886,965
Fortescue Metals Group Ltd., 4.7276%, 8/28/2015	8/22/2013	$4,500,000	$4,502,250
MOF Angola, 5.7286%, 2/16/2018	6/20/2012 – 1/23/2014	$6,939,911	$6,912,500
REI Agro Ltd., 6.2234%, 10/31/2014	10/31/2012	$2,566,693	$2,514,857
Solway, 6.1523%, 5/30/2016	11/7/2012	$2,852,725	$2,874,300
3	Issuer in default.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Non-income-producing security.
6	Affiliated holding.
7	7-day net yield.
8	At June 30, 2014, the cost of investments for federal tax purposes was $470,118,392. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $8,451,133. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,446,729 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,897,862.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2014.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities, including trade finance agreements acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The pricing service bases their evaluations for the majority of Fund investments on indications of values from banks that make project and trade finance loans, weighted based on the accuracy of their historical indications and other factors to arrive at a price evaluation. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Although the factors on which pricing services base their evaluations generally consist of observable inputs, certain fixed-income securities, such as trade finance agreements, are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, pricing services frequently cannot rely on executed trade prices to support their evaluations of these securities and must necessarily rely more heavily on unobservable inputs. In such circumstances, the Fund may classify securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for trade finance agreements, other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices and Investments in Investment Companies	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$—	$5,022,221	$5,022,221
Corporate Bonds	—	33,620,590	—	33,620,590
Trade Finance Agreements	—	—	399,076,143	399,076,143
Foreign Governments/Agencies	—	6,080,000	—	6,080,000
Investment Company	17,868,305	—	—	17,868,305
TOTAL SECURITIES	$17,868,305	$39,700,590	$404,098,364	$461,667,259
OTHER FINANCIAL INSTRUMENTS*	$—	$(75,917)	$—	$(75,917)
*	Other financial instruments include foreign exchange contracts.

The Fund uses a pricing service to provide price evaluation for Level 3 asset-backed securities and trade finance agreements. The quantitative unobservable inputs used by the pricing service are proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Asset-Backed Securities	Investments in Corporate Bonds	Investments in Trade Finance Agreements
Balance as of April 1, 2014	$5,192,471	$6,250,664	$375,570,459
Accrued discount/premiums	1,377	(1,286)	328,180
Realized gain (loss)	2,543	27,514	195,829
Change in unrealized appreciation (depreciation)	2,301	20,303	(1,457,769)
Purchases	—	—	422,313,969
(Sales)	(176,471)	(6,297,195)	(397,874,525)
Balance as of June 30, 2014	$5,022,221	$—	$399,076,143
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at June 30, 2014	$1,303	$—	$(7,973,372)
The following acronyms are used throughout this portfolio:
EUR	— Euro
GBP	— Great Britain Pound

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust III

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 25, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2014